SCHEDULE OF PROPERTY PLANT AND EQUIPMENT NET (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		$ 5,223,000	$ 4,570,000
Less: accumulated depreciation		(3,669,000)	(2,821,000)
Total property, plant and equipment, net	$ 1,331,000	1,554,000	1,749,000
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		1,534,000	1,352,000
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		3,261,000	2,690,000
Furniture And Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		274,000	274,000
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		150,000	148,000
C I P [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,000	$ 106,000